SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT DATA

Specific structure information in 2023 sees table below:

	Education and training	Exhibition planning service	Consulting service	Human resources outsourcing service	Totals
Revenue from external customers	505,272	551,424	132,124	182,302	1,371,122
Intersegment revenue	-	-	-	-	-
Interest income	42	2	21	95	160
Interest expense	1,257	238	3,237	201	4,933
Depreciation and amortization	6,512	-	190	45	6,747
Gross profit	485,216	320,908	131,096	181,203	1,118,423
Segment profit margin	35%	23%	10%	13%	81%
Operating income (loss)	(144,964)	214,695	(195,594)	128,971	3,108
Segment assets	577,840	643,107	1,115,875	309,642	2,646,464
Expenditures for segment assets	8,688	-	-	-	8,688

Specific structure information in 2022 sees table below:

	Education and training	Exhibition planning service	Consulting service	Human resources outsourcing service	Totals
Revenue from external customers	796,257	292,273	17,698	121	1,106,349
Intersegment revenue	-	-	-	-	-
Interest income	122	2	10	27	161
Interest expense	1,876	260	2,957	51	5,144
Depreciation and amortization	15,028	-	366	-	15,394
Gross profit	619,619	200,503	17,698	121	837,941
Segment profit margin	56%	18%	2%	0	76%
Operating income (loss)	(9,594)	96,701	(343,756)	（9,137）	(265,786)
Segment assets	749,015	444,895	207,487	88,506	1,489,903
Expenditures for segment assets	3,369	-	-	-	3,369